ACQUISITIONS OF REAL ESTATE (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended																																								6 Months Ended		6 Months Ended		6 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Nov. 15, 2010	Dec. 31, 2011 Tenant Origination and Absorption Costs	Dec. 31, 2011 Tenant Origination and Absorption Costs Minimum	Dec. 31, 2011 Tenant Origination and Absorption Costs Maximum	Dec. 31, 2011 Tenant Relationship	Dec. 31, 2011 Tenant Relationship Minimum	Dec. 31, 2011 Tenant Relationship Maximum	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Facilities	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions Facilities	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Tenant Origination and Absorption Costs	Jun. 30, 2012 Series of Individually Immaterial Business Acquisitions Tenant Relationship	Dec. 31, 2011 Acquisitions During 2011	Dec. 31, 2011 Acute Care Hospital Texas Regional Medical Center at Sunnyvale	Dec. 31, 2011 Acute Care Hospital Texas Regional Medical Center at Sunnyvale Tenant Origination and Absorption Costs	Dec. 31, 2011 Acute Care Hospital Texas Regional Medical Center at Sunnyvale Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Oak Brook Health Care Center	Dec. 31, 2011 Skilled Nursing Facilities Oak Brook Health Care Center Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Oak Brook Health Care Center Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Broadmeadow Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Broadmeadow Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Broadmeadow Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Capitol Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Capitol Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Capitol Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Pike Creek Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Pike Creek Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Pike Creek Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Renaissance Healthcare	Dec. 31, 2011 Skilled Nursing Facilities Renaissance Healthcare Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Renaissance Healthcare Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Honey Hill Care Center	Dec. 31, 2011 Skilled Nursing Facilities Honey Hill Care Center Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Honey Hill Care Center Tenant Relationship	Dec. 31, 2011 Skilled Nursing Facilities Manokin Manor Nursing and Rehabilitation Center		Dec. 31, 2011 Skilled Nursing Facilities Manokin Manor Nursing and Rehabilitation Center Tenant Origination and Absorption Costs		Dec. 31, 2011 Skilled Nursing Facilities Manokin Manor Nursing and Rehabilitation Center Tenant Relationship		Dec. 31, 2011 Skilled Nursing Facilities Wesley Woods Alzheimer's Care Center		Dec. 31, 2011 Skilled Nursing Facilities Wesley Woods Alzheimer's Care Center Tenant Origination and Absorption Costs		Dec. 31, 2011 Skilled Nursing Facilities Wesley Woods Alzheimer's Care Center Tenant Relationship		Dec. 31, 2011 Skilled Nursing Facilities Windcrest Alzheimer's Care Center	Dec. 31, 2011 Skilled Nursing Facilities Windcrest Alzheimer's Care Center Tenant Origination and Absorption Costs	Dec. 31, 2011 Skilled Nursing Facilities Windcrest Alzheimer's Care Center Tenant Relationship	Dec. 31, 2011 Assisted Living Facilities Creekside Senior Living	Dec. 31, 2011 Assisted Living Facilities Creekside Senior Living Tenant Origination and Absorption Costs	Dec. 31, 2011 Assisted Living Facilities Creekside Senior Living Tenant Relationship	Jun. 30, 2012 Wholly Owned Subsidiary Mezzanine Loan Renewal_Options	Mar. 15, 2012 Wholly Owned Subsidiary Mezzanine Loan	Jun. 30, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan Beds	Jun. 22, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan	Jun. 30, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan Minimum	Jun. 30, 2012 Wholly Owned Subsidiary Onion Creek Mortgage Loan Maximum	Jun. 30, 2012 Assisted Living Facilities Wholly Owned Subsidiary Mezzanine Loan Facilities	Jun. 30, 2012 Skilled Nursing Facilities Wholly Owned Subsidiary Mezzanine Loan Facilities
Business Acquisition
Business Acquisition, Number of Acquired Properties															6	11
Purchase Price Allocation
Land						$ 21,758,000								$ 9,194,000	$ 9,194,000					$ 4,020,000			$ 1,433,000			$ 1,650,000			$ 4,940,000			$ 2,460,000			$ 1,640,000			$ 1,722,000			$ 1,953,000	[1]					$ 883,000	[1]					$ 800,000			$ 257,000
Building and Improvements						180,812,000								45,115,000	45,115,000					57,620,000			9,643,000			21,730,000			15,500,000			25,240,000			22,620,000			6,125,000			7,811,000	[1]					7,642,000	[1]					4,589,000			2,292,000
Intangible Assets								3,166,000			564,000						1,061,000	180,000			970,000	90,000		183,000	41,000		350,000	70,000		300,000	60,000		410,000	90,000		360,000	80,000		122,000	31,000			195,000	[1]	41,000	[1]			144,000	[1]	31,000	[1]		91,000	20,000		41,000	10,000
Total Purchase Price											206,300,000			55,550,000	55,550,000					62,700,000					11,300,000			23,800,000			20,800,000			28,200,000			24,700,000			8,000,000					10,000,000	[1]					8,700,000	[1]			5,500,000			2,600,000
Accounts payable and accrued liabilities included in deferred purchase price							1,800,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									10 years	25 years		20 years	35 years				15 years	25 years
Revenues	8,795,000	25,117,000	18,805,000	48,844,000	36,407,000	84,225,000								1,200,000	1,200,000				10,300,000
Loans and Leases Receivable, Gross																																																												10,000,000		11,000,000
Loans and Leases Receivable, Number of Units in Real Estate Property Used as Collateral																																																													125
Loans and Leases Receivable, Repayment Period																																																											5 years		5 years
Loans and Leases Receivable, Fixed Interest Rate																																																											11.00%		8.50%
Loans and Leases Receivable, Prepayment Prohibited Period																																																													3 years
Loans and Leases Receivable, Number of Equity Interests Used as Collateral																																																																	1	3
Loans and Leases Receivable, Number of Facilities with Purchase Options on Equity Interests Used as Collateral																																																																	1	3
Loans and Leases Receivable, Option to Purchase																																																											43,000,000				12,500,000	14,500,000
Loans and Leases Receivable, Option to Purchase, Annual Incremental Percentage																																																											2.50%
Loans and Leases Receivable, Option to Purchase, Annual Incremental Percentage Term																																																											2 years
Loans and Leases Receivable, Anticipated Lease Term Upon Exercise of Purchase Option																																																											15 years
Loans and Leases Receivable, Anticipated Number of Lease Renewal Options Upon Exercise of Purchase Option																																																											2
Loans and Leases Receivable, Anticipated Lease Renewal Term Upon Exercise of Purchase Option																																																											5 years
Loans and Leases Receivable, Option to Purchase, Earnings Before Interest, Taxes, Depreciation, Amortization and Rent Threshold																																																													$ 1,700,000

[1]	Includes $1.8 of deferred purchase price included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.